Revenue	12 Months Ended
Dec. 31, 2017
Revenue
Revenue

1 Revenue

Product Sales

	2017	2016	2015
	$m	$m	$m
Oncology:
Tagrisso	955	423	19
Faslodex	941	830	704
Zoladex	735	816	816
Iressa	528	513	543
Lynparza	297	218	94
Arimidex	217	232	250
Casodex	215	247	267
Others	136	104	132
	4,024	3,383	2,825
Cardiovascular and Metabolic Diseases:
Crestor	2,365	3,401	5,017
Brilinta	1,079	839	619
Farxiga	1,074	835	492
Seloken/Toprol-XL	695	737	710
Onglyza	611	720	786
Bydureon	574	578	580
Atacand	300	315	358
Byetta	176	254	316
Plendil	110	136	234
Others	282	301	377
	7,266	8,116	9,489
Respiratory:
Symbicort	2,803	2,989	3,394
Pulmicort	1,176	1,061	1,014
Daliresp/Daxas	198	154	104
Tudorza/Eklira	150	170	190
Others	379	379	285
	4,706	4,753	4,987
Other:
Nexium	1,952	2,032	2,496
Synagis	687	677	662
Seroquel XR	332	735	1,025
Losec/Prilosec	271	276	340
Local Anaesthetics	228	329	404
Seroquel IR	179	231	250
Movantik	122	91	29
FluMist/Fluenz	78	104	288
Diprivan	64	143	200
Merrem	37	201	241
Others	206	248	405
	4,156	5,067	6,340
Product Sales	20,152	21,319	23,641

Externalisation Revenue

Externalisation Revenue in 2017 was $2,313m (2016: $1,683m; 2015: $1,067m).

In 2017, Externalisation Revenue includes $1,247m from MSD for the global co-development and commercialisation of Lynparza and selumetinib,  $250m from TerSera for the rights to Zoladex in the US and Canada, $150m milestone income from Aspen for our anaesthetics medicines portfolio, $150m milestone income on the out-licence of brodalumab to Valeant and LEO Pharma, and $127m from Sanofi for the co-development and co-commercialisation of MEDI8897.

In 2016, Externalisation Revenue includes $520m from Aspen for our anaesthetics medicines portfolio, $298m from the sale of commercialisation rights for Plendil in China to CMS, and $175m from Aralez for the US rights to Toprol-XL.

In 2015, Externalisation Revenue includes $450m on entering into a collaboration with Celgene on durvalumab, $200m on entering into a collaboration with Daiichi Sankyo on Movantik and $100m on entering into a collaboration with Valeant on brodalumab.

Royalty income of $108m (2016: $119m; 2015: $87m) is included in Externalisation Revenue.